Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Basis of preparation
(a)	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Use of estimates
(b)	Use of estimates

The preparation of the Company’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates.

The Company believes that accounting estimation of variable consideration for revenue recognition, warrant liability, valuation of deferred tax assets, write-down for inventories and prepayments, provision for reserve for inventory purchase commitments, valuation and recognition of share-based compensation reflect significant judgments and estimates used in the preparation of its consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions as discussed elsewhere to the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

Consolidation
(c)	Consolidation

The Company’s consolidated financial statements include the financial statements of Canaan Inc. and its subsidiaries. All transactions and balances among Canaan Inc. and its subsidiaries have been eliminated upon consolidation.

Subsidiaries are those entities in which Canaan Inc. directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the Board of Directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Functional currency and foreign currency translation
(d)	Functional currency and foreign currency translation

The Company uses Renminbi (“RMB”) as its reporting currency. The functional currency of Canaan Inc. and its subsidiaries incorporated outside of the PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Company is RMB as determined based on the criteria of Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured at the balance sheet date exchange rate. The resulting exchange differences are included in the consolidated statements of comprehensive income (loss) as foreign exchange related gains or loss.

The financial statements of the Company are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of Canaan Inc. and its subsidiaries incorporated outside of PRC are translated into RMB using the applicable exchange rates at the balance sheet date, income and expense items are translated at average exchange rates prevailing during the fiscal year. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a separate component of shareholders’ equity on the consolidated financial statement.

Convenience translation
(e)	Convenience translation

The United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1.00=RMB6.8972 on December 30, 2022, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2022, or at any other rate.

Warrant Liability
(f)	Warrant Liability

The freestanding warrants to purchase American Depositary Share (“ADSs”) at a future date were determined to be freestanding instruments that were accounted for as a liability. At initial recognition, the Company recorded the warrant liability on the consolidated balance sheets at its estimated fair value. The proceeds from issuance of ordinary shares and warrants are firstly allocated to warrant liability based on its fair value. The residual method is used to allocate the proceeds to shareholders’ equity. The warrant liability is subject to remeasurement at each reporting period and the Company adjusted the carrying value of the warrant liability to fair value at the end of each reporting period utilizing the binominal option pricing model, with changes in estimated fair value included in the change in fair value of warrant liability on the consolidated statement of comprehensive income (loss).

Fair value of financial instruments
(g)	Fair value of financial instruments

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, for the assets or liabilities either directly or indirectly.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company’s financial instruments consist principally of cash and restricted cash, short-term investments, non-current financial investments, accounts receivable, accounts payable, short-term debts, notes payable and other liabilities.

As of December 31, 2021 and 2022, the carrying values of cash and restricted cash, accounts receivable, accounts payable and other liabilities approximated to their fair values reported in the consolidated balance sheets due to the short term nature of these instruments.

On a recurring basis, the Company measures its warrant liability at fair value.

The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

				Balance at
As of December 31, 2021	Level 1	Level 2	Level 3	fair value
Liabilities
Warrant liability	—	—	66,347	66,347

The Company values its investments in wealth management products based on quoted prices of similar products provided by banks at the end of each period, and accordingly, the Company classifies the valuation techniques that use these inputs as Level 2.

The warrants are accounted for as a liability and remeasured to fair value at the end of each reporting period utilizing the binomial option pricing model, which involves significant assumptions including the risk-free interest rate, the expected volatility, expected dividend yield and expected term (Note 11).

Cash and cash equivalents
(h)	Cash

Cash includes cash on hand and demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal or use.

	As of December 31,
	2021	2022
RMB denominated bank deposits with financial institutions in the PRC	1,167,445	77,373
US dollar denominated bank deposits with financial institutions in the PRC	1,447,336	430,006
US dollar denominated bank deposits with overseas financial institutions	29,498	183,409
Others denominated bank deposits with overseas financial institutions	317	16,406
RMB denominated bank deposits with overseas financial institutions	—	56
Others denominated bank deposits with financial institutions in the PRC	39,746	11
Total	2,684,342	707,261

The bank deposits, including restricted cash, with financial institutions in the mainland of the PRC , Hong Kong, United States, Singapore and Kahzakhstan are insured by the government authorities up to RMB500, HKD500, USD250, SGD75 and KZT15,000 per bank, respectively. The bank deposits including term deposits and restricted cash are insured by the government authorities with amounts up to RMB11,579 and RMB20,248 as of December 31, 2021 and 2022, respectively. The Company has not experienced any losses in uninsured bank deposits and does not believe that it is exposed to any significant risks on cash held in bank accounts. To limit exposure to credit risk, the Company primarily places bank deposits with large financial institutions in the PRC mainland, Hong Kong, United States, Singapore and Kahzakhstan with acceptable credit rating.

On March 10, 2023, Signature bank was closed by the California Department of Financial Protection and Innovation. On March 12, 2023, New York State Department of Financial Services took possession of Signature Bank and appointed the Federal Deposit Insurance Corporation (“FDIC”) as receiver. As of December 31, 2022, the Company held cash deposits US$1.1 million at Signature Bank. All these cash deposits have been transferred to another bank subsequent to the receivership by the end of March 2023.

Restricted cash
(i)	Restricted cash

Restricted cash includes cash that are not readily available for the Company’s normal disbursements. Restricted cash are primarily related to cash deposits with banks and financial institutions subject to legal restrictions (note 4).

Short-term investments
(j)	Short-term investments

Short-term investments include investments in wealth management products issued by certain banks which are redeemable by the Company at any time. The wealth management products are unsecured with variable interest rates. The Company measures the short-term investments at fair value and fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The change in fair value is recorded as investment income in the amount of RMB5,844, RMB277 and nil in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2020, 2021 and 2022, respectively.

Accounts receivable
(k)	Accounts receivable

Accounts receivable are presented net of allowance for doubtful accounts. The Company uses specific identification in providing for bad debts when facts and circumstances indicate that collection is doubtful and based on factors listed in the following paragraph. If the financial conditions of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowance may be required.

The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for doubtful accounts on general basis taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the customers as well as the age of the individual receivables balance. Additionally, the Company makes specific bad debt provisions based on any specific knowledge the Company has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require the Company to use substantial judgment in assessing its collectability. There is a time lag between when the Company estimates a portion of or the entire account balances to be uncollectible and when a write off of the account balances is taken. The Company takes a write off of the account balances when the Company can demonstrate all means of collection on the outstanding balances have been exhausted.

Inventories
(l)	Inventories

Inventories, consisting of finished goods, work in process, raw materials and goods in transit, which are purchased from contractual manufacturers and component suppliers. Inventories are stated at the lower of cost and net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving and obsolete inventory, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Company takes ownership, risks and rewards of the products purchased.

The Company considers all data available, including future demand and subsequent changes in product prices that may provide additional information about the valuation of inventories at the balance sheet date.

Cryptocurrency
(m)	Cryptocurrency

Cryptocurrency is, by its nature, identifiable non-monetary assets that lack physical substance. Future economic benefit attributable to cryptocurrency is expected to flow to the Company because cryptocurrency can be exchanged to standard currencies on public trading platforms. Furthermore, the cost of the Company’s cryptocurrency assets can be measured reliably because cryptocurrency earned from mining activities can be measured with reference to the spot price to standard currencies on the date when they are earned.

The Company accounts for the cryptocurrency received from mining as intangible assets with indefinite useful life in its consolidated balance sheets because, at the time of assessment, there is no foreseeable limit to the period over which such assets are expected to generate cash flows. The Company further adopts the cost model to account for its cryptocurrency and reviews its useful life and impairment at each reporting date in accordance with ASC 350 Intangibles—Goodwill and Other. The Company accounts for cryptocurrency at cost, instead of revaluing cryptocurrency at their fair value on each accounting reference date, because the latter model is subject to inherent and substantial volatility in the value of cryptocurrency from time to time.

The Company accounts for cryptocurrency return liability at fair value, whereas accounts for the corresponding cryptocurrency at cost subject to impairment because the Company is the accounting owner of those cryptocurrency. As of December 31, 2021 and 2022, cryptocurrency return liability of RMB2,500 and nil are recorded in accounts payable, respectively.

Cost is calculated using the weighted average cost method. Gains or losses arising from the disposal of cryptocurrency are determined as the difference between the net disposal proceeds and the carrying amount of the cryptocurrency and are recognized in profit or loss on the date of disposal.

The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The recoverable amount of cryptocurrencies is based on the fair value less costs of disposal. The fair value of the cryptocurrencies is determined by using the quoted price on the cryptocurrencies platform website well recognized by the block chain users.

During the year ended December 31, 2022, the Company recognized impairment loss of RMB52,959 on cryptocurrency.

Operating lease assets
(n)	Operating lease assets

Operating lease assets consist of lease contracts for mining equipment for Bitcoin mining with customers, which are reclassified from inventories at the beginning of lease period. Operating lease assets are recorded at cost less accumulated depreciation and impairment losses. Depreciation is provided using a straight-line method over the estimated economic lives which is generally 18 months. Depreciation expenses are included in costs of revenues. The Company monitors accounting estimates relating to the depreciation period. Changes made to estimates are reflected in depreciation expense on a prospective basis. As of December 31, 2021 and 2022, the Company did not have any operating lease assets.

Property, equipment and software
(o)	Property, equipment and software

Property, equipment and software are stated at historical cost less accumulated depreciation, amortization and impairment loss, if any. Depreciation and amortization is calculated using the straight-line method over the shorter of their estimated useful lives of these assets or the term of the related leases. The estimated useful lives are as follows:

Leasehold improvements	the shorter of their useful lives and the lease terms
Computers and electronic equipment	3 to 5 years
Mechanical equipment	5 years
Mining equipment	1.5 years
Motor vehicles	5 years
Software	3 years

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income (loss).

Construction in progress represents assets under construction. Construction in progress is transferred to property, equipment and software and depreciation or amortization commences when an asset is ready for its intended use.

Non-Current financial Investment
(p)	Non-current financial investment

The Company’s non-current financial investment include an equity investment without readily determinable fair value, and over which the Company has neither significant influence nor control through investments in common stock or in-substance common stock, and is measured and recorded using a measurement alternative that measures the non-current financial investment at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes. The carrying value of the Company’s non-current financial investment measured under cost minus impairment were RMB20,000 and RMB20,000 as of December 31, 2021 and 2022.

During the year ended December 31, 2021 and 2022, the Company recognized impairment charge of RMB25 and nil recorded in other income, net.

Impairment of long-lived assets
(q)	Impairment of long-lived assets

For other long-lived assets including property, equipment and software, the Company evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Company assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Contract liabilities
(r)	Contract liabilities

Cash proceeds received from customers before product delivery is recognized as contract liabilities and is recognized as revenues when revenue recognition criteria are met.

The prepayments received from customers as of December 31, 2021 and 2022 was RMB1,340,731 and RMB4,613, respectively. The revenue recognized during the years ended December 31, 2020, 2021 and 2022 for the beginning balance of contract liability was RMB8,008, RMB424,426 and RMB1,323,344, respectively.

Revenue from contracts with customers (ASC 606)
(s)	Revenue from contracts with customers (ASC 606)

The Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services.

Products revenue

The Company generates revenue primarily from the sale of mining equipment directly to a customer, such as a business or individual engaged in Bitcoin mining activities. As the Bitcoin price fluctuates, the Company may adjust the selling price of mining equipment on a weekly basis, as customers are only willing to pay for machines based on their ability to recover their investment through mining Bitcoin over a relatively short period of time. The Company’s sales arrangements usually require a full prepayment before the delivery of products. The Company started to offer credit sales to certain significant, long-standing customers in the PRC from 2018 to September 2020. The payment terms under credit sales generally consist of 50% down payment and 50% subsequent payments over a period of 90 to 180 days. With the adoption of a more dynamic pricing strategy for credit sales from 2018 to September 2020, the Company accepted a lower amount of consideration (as compared to fixed and promised consideration that is set out in the sales contracts) from its credit sales customers if the price of Bitcoin decreases in the post-sale period; hence providing implicit price concession to these customers and the ultimate amount of price concessions provided to these credit sales customers is highly dependent on the changes of Bitcoin prices.

Revenues from product sales are recorded at the sales price (transaction price), which includes an estimation of variable consideration which primarily results from implicit price concessions on credit sales. The amount of variable consideration is included in the transaction price to the extent it is not constrained and that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period. Actual amounts of consideration ultimately received may differ from the estimates. If actual results in the future vary from estimates, the Company will adjust these estimates, which would affect revenue and earnings in the period when such changes are known. With respect to the determination of variable consideration resulting from the amount of implicit price concession, since the Bitcoin market price is volatile and unpredictable and changes of Bitcoin price, will greatly affect the implicit price concessions to be provided by the Company to its credit sales customers, the Company historically has not been able to overcome the constraint on variable consideration at the time of product sale or at subsequent period-end dates until the Company has knowledge about the resolution of the uncertainty through payment by the customer. The Company uses all the subsequent information to the date of issuance of the financial statements to adjust the estimated variable consideration for the periods presented, representing updated information on the best estimate of the amount of transaction price that is probable of being received and therefore not constrained as of period-end. The Company will continue to monitor and evaluate historical data and other factors in determining the total transaction price (including implicit price concessions) that can be recognized for product sales on credit. During the years ended December 31, 2020, 2021 and 2022, the Company recognized price concessions provided to its customers in the amounts of RMB11,455, nil and nil, respectively. During the year ended December 31, 2022, the adjustment to the previously estimated variable considerations was nil (years ended December 31, 2020 and 2021: RMB14,685 and nil). The Company did not provide price concessions to customers in 2022 and 2021.

The Company recognizes products revenue at a point in time based on management’s evaluation of when the control of the products has been passed to customers. The transfer of control is considered complete when products have been picked up by or shipped to the Company’s customers.

The Company offers a standard product warranty of 360 days that the product will operate under normal use. At the time revenue is recognized, an estimate of future warranty costs is recorded as a component of cost of revenues. The reserves established are regularly monitored based upon historical experience and any actual claims charged against the reserve. The amount of total warranty costs incurred was RMB764, RMB28,826 and RMB12,742 for the years ended December 31, 2020, 2021 and 2022, respectively.

Mining revenue

The Company performs mining activities with its own mining equipment to earn cryptocurrency reward. The Company recognizes revenue when it earns the cryptocurrency as a result of its mining activity. The amount of revenue recognized is measured with reference to the spot price of the cryptocurrency to standard currencies on the date when it is earned.

Maintenance services revenue

The Company also generates a small portion of revenue from its maintenance services under separate contracts. Revenue from the maintenance service to the customer is recognized when the related services have been rendered to the customers.

Revenue from lease arrangements as lessor (ASC 842, Lease)
(t)	Revenue from lease arrangements as lessor (ASC 842, Lease)

From July 2019, the Company started to generate revenue from the leases of mining equipment for Bitcoin mining to its customers. The leases cannot generally be extended or terminated at the customer’s discretion. However, upon the mutual agreement of the parties, the leases can be early terminated after three months. Rental charges are computed based on a time rate of machine’s type and rental period. The leases of mining equipment meet the classification of operating leases, and revenues from operating leases are recognized on a straight-line basis over the contract terms. The Company ceased leasing mining equipment in the second quarter of 2021.

Value-added-tax ("VAT") recoverable and surcharges
(u)	Value-added-tax (“VAT”) recoverable and surcharges

Value added tax recoverable represent amounts paid by the Company for purchases. The surcharges (i.e., Urban construction and maintenance tax, educational surtax, local educational surtax), vary from 6% to 12% of the value-added-tax paid depending on the taxpayer’s location.

Cost of revenues
(v)	Cost of revenues

Amounts recorded as cost of revenues relate to direct expenses incurred to generate revenue. Such costs are recorded as incurred. Cost of revenues primarily consists of product costs, including costs of raw material, contractual manufacturers for production, labor costs, shipping and handling costs, manufacturing and depreciation, warehousing costs, inventories write-downs, prepayments write-downs, provision for reserve for inventory purchase commitments and tax surcharges.

Research and development expenses
(w)	Research and development expenses

Research and development expenses consist primarily of salary and welfare for research and development personnel, consulting and contractor expenses, testing and tooling materials and other expenses in associated with research and development personnel. The Company recognizes research and development expenses as expense when incurred.

Sales and marketing expenses
(x)	Sales and marketing expenses

Sales and marketing expenses consist primarily of salary and welfare for sales and marketing personnel, promotion and marketing expenses and other expenses in associated with sales and marketing personnel.

Advertising expense is expensed as incurred and included in selling and marketing expenses. The advertising expenses were RMB3,701, RMB4,461 and RMB6,771 for the years ended December 31, 2020, 2021 and 2022, respectively.

General and administrative expenses
(y)	General and administrative expenses

General and administrative expenses consist primarily of salary and welfare for general and administrative personnel, rental expenses and depreciation in associated with general and administrative personnel, allowance for doubtful receivables, entertainment expense, general office expense and professional service fees.

Government grants
(z)	Government grants

Government grants generally consist of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. The eligibility to receive such benefits and amount of financial subsidy to be granted are determined at the discretion of the relevant government authorities.

Government grants are recognized when there are reasonable assurances that the Group will comply with the conditions attach to them and the grants will be received. Government grants for the purpose of giving immediate financial support to the Group with no future related costs or obligation are recognized in the Group’s consolidated statements of comprehensive income when the grants become receivable.

RMB32,499, RMB5,699 and RMB19,226 were recognized in other income, net for the years ended December 31, 2020, 2021, and 2022, respectively. There were no significant commitment or contingencies for the government subsidies received for the years ended December 31, 2020, 2021 and 2022.

Lease arrangement as lessee
(aa)	Lease arrangement as lessee

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Company’s consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, which it calculates based on the credit quality of the Company and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.

The Company has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less and the Company recognizes lease expense for these leases on a straight-line basis over the lease terms.

Employee social security and welfare benefits
(ab)	Employee social security and welfare benefits

Employees of the Company in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated defined contribution plan. The Company is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Company’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. Employee social security and welfare benefits included as expenses in the consolidated statements of comprehensive income (loss) amounted to RMB14,919, RMB27,740 and RMB47,154 for the years ended December 31, 2020, 2021 and 2022, respectively.

Income taxes
(ac)	Income taxes

The Company accounts for income taxes under the liability method. Under the liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the tax income rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded if it is more likely than not that some portion or all deferred income tax asset will not be realized in the foreseeable future.

The Company evaluates its uncertain tax positions using the provisions of ASC 740-10, Income Taxes, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Company recognizes in the financial statements the benefit of a tax position which is ‘‘more likely than not’’ to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Company’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

Share-based compensation
(ad)	Share-based compensation

The Company grants restricted shares and share options to eligible employees and accounts for share-based compensation in accordance with ASC 718, Compensation—Stock Compensation.

Employees’ share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at the grant date if no vesting conditions are required; or b) for share-based awards granted with only service conditions, using the graded vesting method, over the vesting period; or c) for share-based awards with service conditions, using the graded vesting method, net of estimated pre-vesting forfeitures, over the vesting period. If the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed as occurred.

A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. The Company calculates incremental compensation expense of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period when the modification occurs. For awards not being fully vested, the Company recognizes the sum of the incremental compensation expense and the remaining unrecognized compensation expense for the original awards over the remaining requisite service period after modification.

Share-based compensation in relation to the restricted shares is measured based on the fair market value of the Company’s ordinary shares at the grant date of the award. Share-based compensation in relation to the share options is estimated using the Binomial Model. The determination of the fair value of share options is affected by the share price of the Company’s ordinary shares as well as the assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rate, exercise multiple and expected dividend yield. The fair value of these share options was determined by management with the assistance from an independent valuation firm.

Statutory reserves
(ae)	Statutory reserves

The Company’s subsidiaries incorporated in the PRC are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).

Appropriation to the statutory general reserve should be at least 10% of the after tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Company is not required to make appropriation to other reserve funds and the Company does not have any intentions to make appropriations to any other reserve funds.

The general reserve fund can only be used for specific purposes, such as offsetting the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Company has not done so.

Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations. Accordingly, the above balances are not allowed to be transferred to Canaan Inc. in terms of cash dividends, loans or advances.

The Company has made nil, RMB113 and RMB5,166 appropriations to statutory reserve for the years ended December 31, 2020, 2021 and 2022, respectively.

Repurchase of share
(af)	Repurchase of share

The Company accounts for treasury stock using the cost method. Under the cost method, when the Company’s shares are acquired for purposes other than retirement, the costs of the acquired stock will be shown separately as a deduction from the total of capital stock.

Earnings (loss) per share
(ag)	Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the period. Dilutive equivalent shares are excluded from the computation of diluted earnings (loss) per share if their effects would be anti- dilutive. ordinary share equivalents consist of the ordinary shares issuable in connection with the Company’s ordinary shares issuable upon the conversion of the share-based awards, using the treasury stock method.

Comprehensive income (loss)
(ah)	Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in shareholders’ equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.

Comprehensive income (loss) is reported in the consolidated statements of comprehensive income (loss). Accumulated other comprehensive loss of the Company include the foreign currency translation adjustments.

Segment reporting
(ai)	Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision makers in deciding how to allocate resources and assess performance. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Company does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. Hence, the Company has only one operating segment and one reportable segment.

Long-lived assets consist of cryptocurrency, property, equipment and software, net, right-of-use assets and other non-current assets. As of December 31, 2022, the long-lived assets, net of RMB173,505 were located in Central Asia and RMB349,688 were located in the United States. The remaining long-lived assets were mainly located the in PRC. The Company’s revenue segregated by geographic region is disclosed below.

The geographical region of revenue generated is based on the location at which the goods delivered or the services were provided:

	For the Years Ended December 31,
Geographic region	2020	2021	2022
Indonesia	—	—	1,446,347
Malaysia	—	—	802,063
United States of America	3,528	312,722	631,243
Australia	114	361,377	405,808
Kazakhstan	47,792	711,596	386,768
Cyprus	—	633,322	243,500
Hong Kong Special Administrative Region	12,301	87,971	149,488
Canada	162	402,489	122,799
Mainland China	379,418	1,779,923	122,770
Laos	—	—	32,660
Thailand	31	289,013	18,644
Sweden	8	152,127	6,285
Other countries or regions	4,332	256,166	10,532
Total	447,686	4,986,706	4,378,907

Recently issued accounting pronouncements
(aj)	Recently issued accounting pronouncements
i.	New and amended standards adopted by the Company:

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in this update simplify the accounting for income taxes by removing certain exceptions and amending and clarify existing guidance. The guidance is effective for public business entities for annual reporting periods, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, it is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The standard is effective for the Company for fiscal years beginning after 15 December 2021, and interim periods within fiscal years beginning after 15 December 2022. Early adoption is permitted. The Company adopted this guidance on January 1, 2022 and it did not have a material effect on the Company’s consolidated financial statements.

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance. This update requires certain annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. This update is effective for annual periods beginning after December 15, 2021, and early application is permitted. This guidance should be applied either prospectively to all transactions that are reflected in financial statements at the date of initial application and new transactions that are entered into after the date of initial application or retrospectively to those transactions. The Company adopted ASU 2021-10 during 2022 using the retrospective approach. See Note 2(z) for related disclosure.

ii.	New and amended standards not yet adopted by the Company:

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 was further amended in November 2018 by ASU 2018-19 and in November 2019 by ASU 2019-10. This guidance requires that financial assets measured at amortized cost be presented at the net amount expected to be collected. The measurement of expected credit losses is based on historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability. The guidance is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2019. For all other entities, it is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As the Company is an “emerging growth company” and elects to apply for the new and revised accounting standards for the fiscal year beginning after December 15, 2022. The Company does not expect the adoption of ASU No. 2016-13 to have a material effect on its consolidated financial statements.

In August 2020, the FASB issued Accounting Standards Update 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. The amendments in this Update are effective for public business entities, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. ASU 2020-06 is effective for the Company for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company adopted this guidance on January 1, 2023 and it did not have a material effect on the Company’s consolidated financial statements.